SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Accounts Receivable and Provision for Doubtful Accounts - Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable and provision for doubtful accounts
Provision for doubtful accounts	$ 3,700	$ 21	$ 721